UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

June 30, 2018

CFM-QTLY-0818
1.818373.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 27.5%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.6%
Wells Fargo Bank NA
7/5/18 to 8/20/18	2.17 to 2.31 (b)(c)%	$47,000,000	$47,007,784
London Branch, Eurodollar, Foreign Banks - 2.1%
Mizuho Bank Ltd. London Branch
7/27/18 to 9/11/18	2.36 to 2.42	38,000,000	37,902,129
New York Branch, Yankee Dollar, Foreign Banks - 22.8%
Bank of Montreal
7/6/18 to 8/10/18	2.20 to 2.24 (b)(c)	39,000,000	39,004,940
Bank of Montreal Chicago CD Program
1/7/19	2.26 (b)(c)	20,000,000	19,999,480
Bank of Nova Scotia
7/13/18	2.25 (b)(c)	4,000,000	4,000,384
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/12/18	2.36	25,000,000	25,008,435
Bayerische Landesbank
7/26/18	2.30	19,000,000	19,002,185
Landesbank Baden-Wuerttemberg New York Branch
7/3/18 to 7/6/18	2.06	54,000,000	54,000,167
Mizuho Corporate Bank Ltd.
7/6/18	2.34	25,000,000	25,001,730
Royal Bank of Canada
7/10/18 to 1/22/19	2.17 to 2.45 (b)(c)	78,000,000	77,999,425
Sumitomo Mitsui Banking Corp.
9/28/18 to 10/5/18	2.24 to 2.32 (b)	25,000,000	24,997,745
Sumitomo Mitsui Trust Bank Ltd.
10/9/18	2.27 (b)(c)	15,000,000	14,998,650
Svenska Handelsbanken AB
7/2/18 to 9/27/18	2.16 to 2.49 (b)(c)	45,000,000	45,017,736
Swedbank AB
7/2/18 to 7/5/18	1.95	48,000,000	48,000,231
Toronto-Dominion Bank
1/18/19	2.45 (b)(c)	17,000,000	17,001,790
			414,032,898
TOTAL CERTIFICATE OF DEPOSIT
(Cost $498,893,764)			498,942,811

Financial Company Commercial Paper - 38.7%
ASB Finance Ltd. (London)
7/24/18 to 9/26/18	2.26 to 2.41 (b)(c)	28,000,000	28,008,732
Bank of Nova Scotia
1/24/19	2.34 (b)(c)	15,000,000	14,999,040
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/3/18 to 10/5/18	1.97 to 2.43 (d)	19,000,000	18,934,196
Bayerische Landesbank
7/2/18 to 8/13/18	2.04 to 2.31	70,800,000	70,721,772
BPCE SA
8/1/18 to 10/1/18	2.37 to 2.45	70,000,000	69,774,643
Canadian Imperial Bank of Commerce
11/26/18 to 1/23/19	2.39 to 2.45 (b)(c)	48,000,000	48,002,212
Commonwealth Bank of Australia
7/5/18	2.17 (b)(c)	11,000,000	11,000,352
Credit Suisse AG
7/26/18 to 9/17/18	2.37 to 2.50 (b)	90,000,000	89,844,972
J.P. Morgan Securities, LLC
10/1/18 to 1/4/19	2.35 to 2.43 (b)(c)	53,000,000	53,017,992
12/10/18	2.46 (b)(c)(d)	25,000,000	25,002,183
Lam Research Corp.
7/11/18	2.29	4,000,000	3,996,959
Landesbank Baden-Wurttemberg
7/2/18	2.06	18,000,000	17,996,945
Mitsubishi UFJ Trust & Banking Corp.
7/6/18 to 8/8/18	2.00 to 2.34	36,000,000	35,935,952
Sumitomo Mitsui Trust Bank Ltd.
7/6/18 to 7/17/18	2.02 to 2.35	14,000,000	13,991,251
The Toronto-Dominion Bank
8/17/18 to 1/11/19	2.24 to 2.30 (b)(c)	71,000,000	71,009,669
Toyota Motor Credit Corp.
7/9/18 to 10/19/18	2.34 to 2.46 (b)	35,000,000	35,007,798
UBS AG London Branch
9/18/18 to 11/5/18	2.45 to 2.48 (b)(c)	95,000,000	95,037,845
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $702,157,078)			702,282,513

Asset Backed Commercial Paper - 0.8%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

7/6/18	2.35	5,000,000	4,998,095
8/6/18	2.31	5,000,000	4,988,912
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
8/9/18	2.32	5,000,000	4,988,087
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $14,974,363)			14,975,094

Non-Financial Company Commercial Paper - 6.8%
American Electric Power Co., Inc.
7/11/18 to 8/1/18	2.36 to 2.39	13,800,000	13,776,864
Arizona Public Service Co.
7/2/18 to 7/3/18	2.18 to 2.19	5,000,000	4,998,975
Bell Canada
7/6/18 to 8/27/18	2.32 to 2.48	9,000,000	8,980,638
Dominion Resources, Inc.
7/23/18 to 8/1/18	2.42 to 2.46	7,000,000	6,987,918
Duke Energy Corp.
7/2/18 to 7/26/18	2.16 to 2.31	26,050,000	26,039,494
ERP Operating LP
7/2/18	2.20	2,000,000	1,999,632
Eversource Energy
7/5/18	2.20	2,000,000	1,999,266
Florida Power & Light Co.
7/5/18	2.12	3,087,000	3,086,455
NBCUniversal Enterprise, Inc.
7/10/18	2.23	2,000,000	1,998,613
7/10/18	2.23	1,000,000	999,306
7/19/18	2.30	3,000,000	2,996,150
7/19/18	2.30	1,380,000	1,378,229
Rogers Communications, Inc.
7/12/18	2.31	1,000,000	999,177
7/17/18	2.36	4,000,000	3,995,396
7/19/18	2.36	4,000,000	3,994,867
7/26/18	2.37	3,000,000	2,994,740
Sempra Global
7/10/18	2.47	3,000,000	2,997,919
7/2/18	2.15	1,750,000	1,749,685
7/23/18	2.51	1,000,000	998,449
7/31/18	2.37	1,750,000	1,746,334
7/5/18	2.47	1,137,000	1,136,575
8/15/18	2.51	2,000,000	1,993,705
8/16/18	2.50	1,000,000	996,781
8/2/18	2.42	3,000,000	2,993,299
8/6/18	2.42	1,000,000	997,489
8/7/18	2.42	1,000,000	997,418
8/7/18	2.42	1,000,000	997,418
8/8/18	2.42	2,000,000	1,994,696
8/9/18	2.42	1,750,000	1,745,237
Tyson Foods, Inc.
7/13/18 to 8/13/18	2.31 to 2.35	10,000,000	9,976,356
Verizon Communications, Inc.
7/9/18	2.30	1,000,000	999,371
Virginia Electric & Power Co.
7/24/18 to 7/31/18	2.34 to 2.38	3,900,000	3,893,520
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $123,452,697)			123,439,972

Other Instrument - 2.2%
Master Notes - 2.2%
Toyota Motor Credit Corp.
7/6/18
(Cost $39,000,000)	2.34 (b)(c)	39,000,000	39,000,000

Non-Negotiable Time Deposit - 4.3%
Time Deposits - 4.3%
Bank of Montreal London Branch
7/5/18	2.00	14,000,000	13,999,952
BNP Paribas
7/2/18	1.95	18,000,000	17,999,969
Credit Agricole CIB
7/2/18 to 7/5/18	2.03	46,000,000	45,999,894
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $78,000,000)			77,999,815

Interfund Loans – 0.2%
With:
Fidelity Total Market Index Fund, at 2.26% on 7/1/2018(e)
(Cost $2,715,000)		2,715,000	2,715,000

U.S. Government Agency Repurchase Agreement - 8.9%
	Maturity Amount	Value
In a joint trading account at 2.12% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$111,430,701	$111,411,000
With:
Barclays Bank PLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $3,060,538, 3.50%, 2/1/46)	3,000,528	3,000,000
Citibank NA at 2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,145,614, 1.38% - 3.50%, 5/15/20 - 8/15/47)	6,002,333	6,000,007
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,452,900, 0.00%, 5/15/46)	15,005,717	15,000,057
Societe Generale at 1.97%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $12,243,450, 1.25% - 3.63%, 12/15/18 - 4/15/32)	12,003,940	11,999,984
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $14,282,511, 3.50%, 6/20/44)	14,002,462	14,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $161,411,000)		161,411,048

U.S. Treasury Repurchase Agreement - 4.5%
With:
Commerz Markets LLC at:
2%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,886, 1.63% - 2.63%, 11/15/20 - 2/15/26)	3,001,000	2,999,997
2.04%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,121,396, 2.00% - 2.88%, 2/15/25 - 5/31/25)	6,002,380	6,000,010
Deutsche Bank AG at:
2%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,307, 1.75% - 2.50%, 5/31/22 - 2/15/45)	1,000,389	999,994
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $12,362,202, 0.00% - 2.50%, 10/25/18 - 5/15/46)	12,002,130	12,000,000
Deutsche Bank Securities, Inc. at 2%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,713, 0.88%, 7/15/18)	3,001,167	2,999,981
HSBC Securities, Inc. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,084,028, 1.50%, 1/31/22)	3,000,530	3,000,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,579, 1.00%, 9/30/19)	1,000,177	1,000,000
MUFG Securities EMEA PLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,057,434, 2.75%, 4/30/25)	2,000,353	2,000,000
Natixis SA at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,595, 2.00%, 5/31/21)	3,000,525	3,000,000
Nomura Securities International, Inc. at 1.96%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $28,805,362, 0.00% - 2.50%, 5/23/19 - 2/15/46)	28,009,147	27,999,997
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $19,383,487, 2.00%, 8/15/25)	19,003,325	19,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $81,000,000)		80,999,979

Other Repurchase Agreement - 6.1%
Other Repurchase Agreement - 6.1%
With:
Citigroup Global Markets, Inc. at:
2.6%, dated 6/14/18 due 8/13/18 (Collateralized by Equity Securities valued at $8,651,238)	8,034,667	8,000,000
2.9%, dated 5/21/18 due 8/20/18 (Collateralized by U.S. Treasury Obligations valued at $12,281,498, 1.63%, 10/31/23)	12,087,967	11,998,948
HSBC Securities, Inc. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $2,104,218, 3.65%, 2/1/26)	2,000,352	2,000,000
ING Financial Markets LLC at 2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $2,160,564, 4.25% - 8.13%, 5/13/19 - 6/5/2115)	2,000,365	2,000,000
J.P. Morgan Securities, LLC at 2.11%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $12,361,848, 4.08% - 5.75%, 6/15/25 - 12/15/47)	12,004,923	11,999,959
Merrill Lynch, Pierce, Fenner & Smith at:
2.11%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $12,243,587, 4.00%, 8/1/47)	12,004,220	11,999,968
2.17%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $3,242,344)	3,002,351	3,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by Equity Securities valued at $12,827,035)	12,002,100	12,000,000
Mizuho Securities U.S.A., Inc. at:
2.15%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $4,323,235)	4,003,106	4,000,000
2.16%, dated:
6/21/18 due 7/5/18 (Collateralized by Equity Securities valued at $3,242,139)	3,002,520	3,000,000
6/25/18 due 7/6/18 (Collateralized by Equity Securities valued at $4,321,867)	4,003,360	4,000,000
2.26%, dated 6/29/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $1,030,195, 5.00%, 11/15/45)	1,000,879	1,000,000
RBC Capital Markets Co. at 2.48%, dated 5/8/18 due 7/9/18 (Collateralized by Municipal Bond Obligations valued at $12,795,121, 5.00%, 5/1/30 - 11/15/36)	12,051,253	11,999,936
Societe Generale at:
2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $16,198,443, 3.50% - 10.63%, 12/15/20 - 10/6/48)	15,002,738	15,000,000
2.35%, dated 6/28/18 due 7/31/18 (Collateralized by Corporate Obligations valued at $7,561,219, 3.00% - 9.00%, 11/15/18 - 1/27/28)	7,015,079	6,999,915
Wells Fargo Securities, LLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $2,160,380, 2.63%, 3/15/24)	2,000,352	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $111,000,000)		110,998,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,812,603,902)		1,812,764,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		670,307
NET ASSETS - 100%		$1,813,435,265

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,936,379 or 2.4% of net assets.

 (e) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$111,411,000 due 7/02/18 at 2.12%
BNP Paribas, S.A.	$14,241,891
BNY Mellon Capital Markets LLC	2,497,203
Bank of America NA	16,943,521
Canadian Imperial Bk Commerce	1,179,928
Citibank NA	10,609,866
Credit Agricole CIB New York Branch	9,245,844
HSBC Securities (USA), Inc.	2,022,734
ING Financial Markets LLC	3,121,504
J.P. Morgan Securities, Inc.	12,379,883
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,560,752
Mizuho Securities USA, Inc.	9,676,661
RBC Dominion Securities, Inc.	8,271,984
Wells Fargo Securities LLC	19,659,229
$111,411,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018